Leases - Summary of Vessels operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Charter-in expenses	$ 1,320,063	$ 10,505,532	$ 3,412,929
Vessels Operating Leases
Lessee, Lease, Description [Line Items]
Charter-in expenses	$ 1,320,063	$ 10,505,532	$ 3,412,929